Lease Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Lease Intangibles Classified as Part of Other Assets or Other Liabilities

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Estimated Annual Amortization Expense of Identified Intangibles

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Lease Intangibles Classified as Part of Other Assets or Other Liabilities

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Estimated Annual Amortization Expense of Identified Intangibles

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998